Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21. COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company has operating lease agreements for office space in the United States and Canada. The agreements expire over the next three years
, except for the New York headquarters office, which expires in
2028
. The Company recognizes rent expense on a straight-line basis.

Approximate future minimum lease payments for the Company’s
non-cancelable
operating leases are as follows as of December 31, 2021:

Year ended December 31,
2022	$1,369
2023	1,391
2024	1,361
2025	1,342
2026	1,364
Thereafter	2,386

Total	$9,213

In connection with several lease agreements, the Company maintains letters of credit in the total amount of approximately $
983
and $
2,228
, for the years ended December 31, 2021 and 2020, respectively.
Additionally, the Company rents certain locations on a
month-to-month
basis. Rent expense for these locations totaled approximately $
2
and $
2
per month for the years ended December 31, 2021 and 2020, respectively. The Company subleases a portion of its office space to third parties. Rental income related to the sublease totaled $
0
and $
318
for the years ended December 31, 2021 and 2020, respectively. Rental income is netted with rent expense. Total net rent expense for the years ended December 31, 2021 and 2020 was $
3,241
and $
3,774
, respectively.
On April 20, 2021 the Company entered into an agreement to move its primary headquarters office in New York City to another space in the same building, approximately half of the rentable square footage and therefore a lower monthly base rent. Under the new lease terms, the Company was required to pay a rent cancellation penalty for the current office space of $
4,243
.
Fifty
percent of the penalty amount was paid in May 2021. The remainder of the penalty was paid on September 1, 2021. As a result of the new lease arrangement, the Company’s existing letter of credit previously entered into to secure the subleased premises was amended and reduced, effective, May 24, 2021, from $
2,228
to $
1,500
and effective November 23, 2021, was amended and further reduced to $
983
.
Palantir Foundry Agreement
Effective as of July 1, 2021, the Company entered into a subscription agreement with Palantir Technologies to utilize Palantir’s Foundry platform, which is a data integration and management platform consisting of a suite of analytical tools and operational applications for business users. The Company plans to leverage Foundry to deliver data driven insights and products to end users in a more operational and cost-efficient manner. Pursuant to the agreement, the subscription and related professional services will be provided for the next five years
at a quarterly fee of $
1,000
.